Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities Current And Noncurrent [Abstract]
Accrued Expenses

	December 31, 2016	December 31, 2015
Accrued voyage expenses	$ 1,526	$ 1,411
Accrued loan interest	700	864
Accrued legal and professional fees	2,219	241

Total accrued expenses	$ 4,445	$ 2,516